STOCK OPTION PLAN - Summary of Exercise Price and Weighted Average Remaining Contractual Life for Options Outstanding (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Options outstanding	41,138	47,538	49,538	49,538
Options Exercisable Number	41,138
Weighted average remaining contractual life, Options outstanding	2 years 9 months 18 days	3 years 9 months 18 days	4 years 9 months 18 days
Weighted average exercise price, Options outstanding	$ 35.19	$ 35.05	$ 35.15	$ 35.15
Weighted average exercise price, Options exercise	$ 35.19
Range of Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, Upper limit	$ 35.50
Number of shares, Options outstanding	3,000
Options Exercisable Number	3,000
Weighted average remaining contractual life, Options outstanding	1 year 9 months 18 days
Weighted average exercise price, Options outstanding	$ 35.50
Weighted average exercise price, Options exercise	$ 35.50
Range of Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, Upper limit	$ 39.79
Number of shares, Options outstanding	500
Options Exercisable Number	500
Weighted average remaining contractual life, Options outstanding	1 year 2 months 12 days
Weighted average exercise price, Options outstanding	$ 39.79
Weighted average exercise price, Options exercise	$ 39.79
Range of Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, Upper limit	$ 42.17
Number of shares, Options outstanding	8,000
Options Exercisable Number	8,000
Weighted average remaining contractual life, Options outstanding	1 year 9 months 18 days
Weighted average exercise price, Options outstanding	$ 42.17
Weighted average exercise price, Options exercise	$ 42.17
Range of Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, Upper limit	$ 32.91
Number of shares, Options outstanding	12,000
Options Exercisable Number	12,000
Weighted average remaining contractual life, Options outstanding	2 years 9 months 18 days
Weighted average exercise price, Options outstanding	$ 32.91
Weighted average exercise price, Options exercise	$ 32.91
Range of Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, Upper limit	$ 39.33
Number of shares, Options outstanding	6,000
Options Exercisable Number	6,000
Weighted average remaining contractual life, Options outstanding	3 years 2 months 12 days
Weighted average exercise price, Options outstanding	$ 39.33
Weighted average exercise price, Options exercise	$ 39.33
Range of Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of exercise price, Upper limit	$ 30.33
Number of shares, Options outstanding	11,638
Options Exercisable Number	11,638
Weighted average remaining contractual life, Options outstanding	3 years 9 months 18 days
Weighted average exercise price, Options outstanding	$ 30.33
Weighted average exercise price, Options exercise	$ 30.33